C. Liquidity (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
C. Liquidity Details Narrative
Cash outflows from operations	$ 879,000	$ 3,102,000
Net income (loss)	1,698,000	299,000
Non-cash gain for decreases in valuation of warrants	$ 4,069,000	$ 3,887,000